SEGMENTED DISCLOSURE INFORMATION - Investment Properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Geographic segmentation:
Investment properties	$ 3,424,978	$ 2,733,568
Percentage of investment property	100.00%	100.00%
Canada
Geographic segmentation:
Investment properties	$ 708,645	$ 621,003
Percentage of investment property	21.00%	23.00%
United States
Geographic segmentation:
Investment properties	$ 1,261,183	$ 874,499
Percentage of investment property	37.00%	32.00%
Austria
Geographic segmentation:
Investment properties	$ 840,803	$ 780,030
Percentage of investment property	24.00%	28.00%
Germany
Geographic segmentation:
Investment properties	$ 385,703	$ 265,734
Percentage of investment property	11.00%	10.00%
Netherlands
Geographic segmentation:
Investment properties	$ 155,778	$ 127,807
Percentage of investment property	5.00%	5.00%
Other Europe
Geographic segmentation:
Investment properties	$ 72,866	$ 64,495
Percentage of investment property	2.00%	2.00%